FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ 0.7
Other comprehensive income	31.0
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(0.7)
Other comprehensive income	(31.0)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	8.8
Unhedged acquisitions of tangible and intangible assets	$ 6.6
Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	91.40%	95.40%
Long-term debt, floating-rate debt (in percent)	8.60%	4.60%
Increase of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ (0.7)
Other comprehensive income	(2.5)
Decrease of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	0.7
Other comprehensive income	2.5
100 basis-point variance
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Estimated sensitivity on interest payments	$ 4.6